Non-current financial debt (Details 6) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of the collateralized non-current financial debt and pledged assets [line items]
Total net book value of property, plant and equipment pledged as collateral for non-current financial debts	$ 96	$ 84